Shareholders' Equity (Details) - $ / shares	Mar. 31, 2024	Feb. 20, 2024	Jan. 23, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 22, 2008
Shareholders’ Equity [Line Items]
Common shares, shares authorized	150,000,000			150,000,000	150,000,000
Common shares, shares issued	81,396,664			71,905,363	57,500,000
Common shares, shares outstanding	81,396,664			71,905,363	57,500,000	71,905,363
Preferred stock, shares authorized	1,000,000			1,000,000	1,000,000
Preferred stock, shares issued	0			0	0
Preferred stock, shares outstanding	0			0	0
Shares issued	2,796,554	100,000	81,301	2,796,554
Market value price per share (in Dollars per share)	$ 10	$ 0.35	$ 1.01	$ 10
Warrants issued				90,000
Warrants term				5 years
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase	12,435,000			12,345,000	11,945,000
Issued additional warrants				400,000
Warrants term				5 years
Class A Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, shares authorized					100,000,000
Class B Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares, shares authorized					10,000,000